Inventory	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

At September 30, 2025 and December 31, 2024, inventory consisted of the following:

	September 30, 2025	December 31, 2024
Finished goods	$351,028	$337,085
Less: Inventory reserve	(212,658)	(211,014)
Inventory	$138,370	$126,071